Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Text Block]
The General Manager of the Company's Korean branch "EDAP-TMS Korea" is also Chairman of a Korean company named Dae You. EDAP-TMS Korea subcontracts to Dae You the service contract maintenance of our medical devices installed in Korea. The amounts invoiced by Dae You  under this contract were € 65 thousand, € 61 thousand and € 60 thousand for 2013, 2012 and 2011 respectively. As of December 31, 2013, payables to Dae You amounted to € 66 thousand As of December 31, 2012, our payables to them amounted to € 44 thousand.

Dae You has purchased medical devices from us, which it operates in partnership with hospitals or clinics. These purchases (‘Sales of goods’) amounted to € 516 thousand, € 371 thousand and € 768 thousand in 2013, 2012 and 2011, respectively. As of December 31, 2013, receivables (‘Net trade accounts and notes receivable’) amounted to € 423 thousand. As of December 31, 2012, receivables from Dae You amounted to € 350 thousand.